Document And Entity Information	Feb. 16, 2024
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 16, 2024
Securities Act File Number	1-12235
Entity Registrant Name	TRIUMPH GROUP, INC.
Entity Central Index Key	0001021162
Entity Tax Identification Number	51-0347963
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	555 E Lancaster Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	610
Local Phone Number	251-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Form 8-K/A amends and restates the Form 8-K filed by Triumph Group, Inc. (the “Company”) on February 16, 2024. This Form 8-K/A is being filed solely to include the conformed signature of the signatory to the Form 8-K, which was inadvertently omitted from the prior filing. No other modifications have been made to the original filing.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $.001 per share
Trading Symbol	TGI
Security Exchange Name	NYSE
Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE